Trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade accounts receivable	R$ 3,659,777	R$ 3,253,207
Gross accounts receivable	4,241,515	4,000,026
Provision for expected credit losses	(581,738)	(746,819)
Current portion	(3,421,094)	(3,066,906)
Non-current portion	238,683	186,301
Billed Services [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	2,149,579	2,107,682
Unbilled Services [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	929,669	849,762
Network Use [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	550,416	504,333
Sale Of Goods [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	590,476	521,362
Contractual Asset [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	19,828	15,340
Other Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	R$ 1,547	R$ 1,547